PROVISION FOR INCOME TAXES	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
PROVISION FOR INCOME TAXES

5)	PROVISION FOR INCOME TAXES

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income, regardless of when reported for tax purposes.  Deferred taxes are provided in the financial statements under ASC 718-740-20 to give effect to the resulting temporary differences which may arise from differences in the basis of fixed assets, depreciation methods, allowances, and start-up costs based on the income taxes expected to be payable in future years.

The Company adopted the provisions of uncertain tax positions as addressed in ASC 740-10-65-1, on December 31, 2004. As a result of the implementation of ASC 740-10-65-1, the Company recognized approximately no increase in the liability for unrecognized tax benefits.

The Company has no tax position at June 30, 2011, and June 30, 2010 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at June 30, 2011 and June 30, 2010. The Company’s utilization of any net operating loss carry forward may be unlikely as a result of its intended development stage activities.

The components of the Company’s deferred tax asset as of June 30, 2011 and 2010 are as follows:

	2011	2010

Net operating loss carryforward	$2,547	$225

Valuation allowance	(2,547)	(225)

Net deferred tax asset	$0	$0

A reconciliation of income taxes computed at the statutory rate to the income tax amount recorded is as follows:

	2011	2010	Since Inception

Tax at statutory rate (35%)	$2,322	$225	$2,547

Increase in valuation allowance	(2,322)	(225)	(2,547)

Net deferred tax asset	$0	$0	$0

The net federal operating loss carry forward will expire between 2021 and 2020.  This carry forward may be limited upon the consummation of a business combination under IRC Section 381.